Statutory Reserves and Restricted Net Assets (Tables)	12 Months Ended
Dec. 31, 2022
Statutory Reserves and Restricted Net Assets [Abstract]
Schedule of PRC subsidiaries
	As of December 31	As of December 31,
	2022	2021
PRC entities
Paid-in capital	$83,872,972	$75,273,694
Additional paid-in capital	93,759,405	97,807,839
Statutory reserves	10,848,816	11,317,257
Total restricted net assets	$188,481,193	$184,398,790